Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital
Summary of warrant transactions

		Weighted
		average
	Number of	exercise
	warrants	price
Balance at June 30, 2022 and June 30, 2023	3,462,502	$2.16
Expired	(3,462,502)	2.16
Balance at June 30, 2024	—	$—

Schedule of weighted average assumptions were used for the Black-Scholes valuation of stock options granted

	2024		2023
Expected stock price volatility	78%		84%
Risk-free interest rate	4.37%		3.16%
Dividend yield	—		—
Expected life of options	5	years	5	years
Stock price on date of grant	$3.86		$5.09
Forfeiture rate	—		—

Summary of stock option transactions

		Weighted
		average
	Number of	exercise
	options	price
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(5,950,000)	0.91
Options granted	3,950,000	5.09
Balance at June 30, 2023	8,170,000	$4.43
Options exercised	(550,000)	1.40
Options granted	1,850,000	3.86
Options expired	(400,000)	3.43
Balance at June 30, 2024	9,070,000	$4.54

Summary of stock options outstanding and exercisable

The following table summarizes stock options outstanding and exercisable at June 30, 2024:

	Options Outstanding		Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
1.40	900,000	—	1.40	900,000	1.40
7.55	500,000	0.62	7.55	500,000	7.55
3.39	1,200,000	1.55	3.39	1,200,000	3.39
6.08	200,000	2.05	6.08	200,000	6.08
6.31	200,000	2.68	6.31	200,000	6.31
8.25	170,000	2.71	8.25	170,000	8.25
9.40	100,000	2.78	9.40	100,000	9.40
5.08	3,750,000	3.78	5.08	3,750,000	5.08
5.23	200,000	3.90	5.23	200,000	5.23
4.00	1,750,000	4.24	4.00	533,333	4.00
1.47	100,000	4.80	1.47	—	—
	9,070,000	2.94	4.54	7,753,333	4.66